Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees (USD $)	Jun. 30, 2014	Dec. 31, 2013
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Number of Units Under Plan	110,000	36,850
Maximum Benefit Relating to Non-Cash Dividends		$ 473,513
Non-Cash Dividends [Member] | Chief Operating Officer [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Maximum Benefit Relating to Non-Cash Dividends	31,482
Non-Cash Dividends [Member] | Current Employees [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Maximum Benefit Relating to Non-Cash Dividends	9,328
Non-Cash Dividends [Member] | Director [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Maximum Benefit Relating to Non-Cash Dividends	114,268
Non-Cash Dividends [Member] | Current COO Employees And Directors [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Maximum Benefit Relating to Non-Cash Dividends	155,078
Non-Cash Dividends [Member] | Former Chief Executive Officer [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Maximum Benefit Relating to Non-Cash Dividends	43,142	43,142
Non-Cash Dividends [Member] | Other Former Employees [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Maximum Benefit Relating to Non-Cash Dividends	17,490
Non-Cash Dividends [Member] | Former Director [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Maximum Benefit Relating to Non-Cash Dividends	17,490	17,490
Non-Cash Dividends [Member] | Former Board Members And Employees [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Maximum Benefit Relating to Non-Cash Dividends	78,122
Non-Cash Dividends [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Maximum Benefit Relating to Non-Cash Dividends	233,200	78,122
Chief Operating Officer [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Number of Units Under Plan	14,850
Current Employees [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Number of Units Under Plan	4,400
Director [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Number of Units Under Plan	53,900
Current COO Employees And Directors [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Number of Units Under Plan	73,150
Former Chief Executive Officer [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Number of Units Under Plan	20,350	20,350
Maximum Benefit Relating to Non-Cash Dividends		259,870
Other Former Employees [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Number of Units Under Plan	8,250
Former Director [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Number of Units Under Plan	8,250	8,250
Maximum Benefit Relating to Non-Cash Dividends		$ 105,728
Former Board Members And Employees [Member]
Note 13 - Incentive Compensation Plan: (Details) - Vested Maximum Benefit Payable to Ex-Employees [Line Items]
Number of Units Under Plan	36,850